Property, Plant And Equipment	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663

2021
Distribution
Electric	12,321	(3,359)	8,962
Gas	5,838	(1,504)	4,334
Transmission
Electric	17,104	(3,610)	13,494
Gas	2,453	(756)	1,697
Generation	7,014	(2,691)	4,323
Other	4,362	(1,454)	2,908
Assets under construction	1,759	—	1,759
Land	339	—	339
	51,190	(13,374)	37,816
Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolts ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascals ("kPa")) or a hoop stress of less than 20% of standard minimum yield strength. These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher) or a hoop stress of 20% or more of standard minimum yield strength. These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems, wind resources and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, information technology assets and assets associated with natural gas storage at Aitken Creek.

As at December 31, 2022, assets under construction largely reflect ongoing transmission projects at ITC and UNS Energy.

The cost of PPE under finance lease as at December 31, 2022 was $323 million (2021 - $323 million) and related accumulated depreciation was $117 million (2021 - $113 million) (Note 15).

Jointly Owned Facilities
UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the PPE, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2022, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,333	(428)	905
Springerville Common Facilities	86.0	544	(294)	250
Springerville Coal Handling Facilities	83.0	281	(133)	148
Four Corners Units 4 and 5 ("Four Corners")	7.0	264	(119)	145
Gila River Common Facilities	50.0	118	(43)	75
Luna Energy Facility ("Luna")	33.3	77	—	77
		2,617	(1,017)	1,600